Rafferty Asset Management, LLC
535 Madison Avenue, 37th Floor
New York, New York 10022
June 12, 2026
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily SpaceX Bull 2X ETF and Direxion Daily SpaceX Bear 2X ETF that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated June 8, 2026, filed electronically as Post-Effective Amendment No. 472 to the Trust’s Registration Statement on Form N-1A on June 8, 2026.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Fatima Sulaiman of K&L Gates at (202) 778-9082, or Frank Na of K&L Gates at (202) 778-9473.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
General Counsel
Rafferty Asset Management, LLC